Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 11: ACCRUED EXPENSES
Accrued expenses as of December 31, 2015 and December 31, 2014 consisted of the following:

	December 31, 2015	December 31, 2014
Accrued voyage expenses	$485	$559
Accrued loan interest	9,026	8,925
Accrued legal and professional fees	291	777

Total accrued expenses	$9,802	$10,261